Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2018	December 31, 2017
Electronic equipment	$174,444	$128,857
Office equipment	15,240	13,152
Total property and equipment	189,684	142,009
Less: accumulated depreciation	(91,751)	(42,379)
Total property and equipment, net	$97,933	$99,630